2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Y
Accounting Policies [Abstract]
Estimated useful life of Patent		15
Shares of common stock	286,065	307,692
Convertible debt and option to purchase shares of common stock	1,600,000	1,600,000